Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefits
Schedule of changes in benefit obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2016	3,343	4,045	1,296
Service costs	7	86	30
Interest costs	360	183	67
Benefits paid	(326)	(275)	(65)
Participant contributions	—	(12)	—
Effect of changes in the actuarial assumptions	64	167	11
Translation adjustment	(51)	276	71
Benefit obligation as at December 31, 2017	3,397	4,470	1,410
Service costs	5	101	36
Interest costs	282	158	59
Benefits paid	(296)	(272)	(60)
Participant contributions	—	(11)	—
Effect of changes in the actuarial assumptions	679	(164)	(32)
Translation adjustment	(490)	(353)	(133)
Benefit obligation as at December 31, 2018	3,577	3,929	1,280

Schedule of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2016	4,694	3,419	—
Interest income	513	151	—
Employer contributions	45	65	65
Participant contributions	—	(12)	—
Benefits paid	(326)	(275)	(65)
Return on plan assets (excluding interest income)	(21)	174	—
Translation adjustment	(77)	254	—
Fair value of plan assets as at December 31, 2017	4,828	3,776	—
Interest income	406	127	—
Employer contributions	35	49	60
Participant contributions	2	—	—
Benefits paid	(296)	(247)	(60)
Return on plan assets (excluding interest income)	479	(145)	—
Translation adjustment	(717)	(287)	—
Fair value of plan assets as at December 31, 2018	4,737	3,273	—

Summary of reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2018			December 31, 2017
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Balance at beginning of the year	1,431	—	—	1,351	—	—
Interest income	124	—	—	152	—	—
Changes on asset ceiling	(172)	—	—	(45)	—	—
Translation adjustment	(223)	—	—	(27)	—	—
Balance at end of the year	1,160	—	—	1,431	—	—
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,577)	(334)	(249)	(3,397)	(401)	(258)
Fair value of assets	4,737	162	—	4,828	239	—
Effect of the asset ceiling	(1,160)	—	—	(1,431)	—	—
Liabilities	—	(172)	(249)	—	(162)	(258)
Current liabilities	—	(4)	(19)	—	—	(22)
Non-current liabilities	—	(168)	(230)	—	(162)	(236)
Liabilities	—	(172)	(249)	—	(162)	(258)

	Foreign plan
	December 31, 2018			December 31, 2017
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	—	(3,595)	(1,031)	—	(4,069)	(1,152)
Fair value of assets	—	3,111	—	—	3,537	—
Liabilities	—	(484)	(1,031)	—	(532)	(1,152)
Current liabilities	—	(16)	(33)	—	(16)	(36)
Non-current liabilities	—	(468)	(998)	—	(516)	(1,116)
Liabilities	—	(484)	(1,031)	—	(532)	(1,152)

	Total
	December 31, 2018			December 31, 2017
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Balance at beginning of the year	1,431	—	—	1,351	—	—
Interest income	124	—	—	152	—	—
Changes on asset ceiling	(172)	—	—	(45)	—	—
Translation adjustment	(223)	—	—	(27)	—	—
Balance at end of the year	1,160	—	—	1,431	—	—
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,577)	(3,929)	(1,280)	(3,397)	(4,470)	(1,410)
Fair value of assets	4,737	3,273	—	4,828	3,776	—
Effect of the asset ceiling	(1,160)	—	—	(1,431)	—	—
Liabilities	—	(656)	(1,280)	—	(694)	(1,410)
Current liabilities	—	(20)	(52)	—	(16)	(58)
Non-current liabilities	—	(636)	(1,228)	—	(678)	(1,352)
Liabilities	—	(656)	(1,280)	—	(694)	(1,410)

Summary of costs recognized in the income statement

	Year ended December 31
	2018			2017			2016
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded
	pension	pension	Other	pension	pension	Other	pension	Underfunded	Other
	plans	plans	benefits	plans	plans	benefits	plans	pension plans	benefits
Service cost	5	101	36	7	86	30	10	76	(16)
Interest on expense on liabilities	282	158	59	360	183	67	362	175	66
Interest income on plan assets	(406)	(127)	—	(513)	(151)	—	(512)	(151)	—
Interest expense on effect of (asset ceiling)/ onerous liability	124	—	—	152	—	—	156	—	—
Total of cost, net	5	132	95	6	118	97	16	100	50

Summary of costs recognized in the statement of comprehensive income

	Year ended December 31
	2018			2017			2016
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded
	pension	pension	Other	pension	pension	Other	pension	Underfunded	Other
	plans	plans	benefits	plans	plans	benefits	plans	pension plans	benefits
Balance at beginning of the year	(163)	(496)	(189)	(153)	(496)	(160)	(113)	(495)	(95)
Effect of changes actuarial assumptions	(679)	172	32	(65)	(167)	(27)	(271)	(117)	(75)
Return on plan assets (excluding interest income)	479	(144)	—	—	167	—	281	71	—
Change of asset ceiling	172	—	—	47	—	—	(36)	—	—
Others	(1)	—	(1)	(3)	—	(14)	—	35	—
	(29)	28	31	(21)	—	(41)	(26)	(11)	(75)
Deferred income tax	10	(7)	(8)	7	(3)	12	9	16	17
Others comprehensive income	(19)	21	23	(14)	(3)	(29)	(17)	5	(58)
Translation adjustments	23	11	10	4	4	1	(23)	(6)	(7)
Transfers/ disposal	(7)	(4)	28	—	(1)	(1)	—	—	—
Accumulated other comprehensive income	(166)	(468)	(128)	(163)	(496)	(189)	(153)	(496)	(160)

Schedule of actuarial and economic assumptions and sensitivity analysis

	Brazil
	December 31, 2018			December 31, 2017
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Discount rate to determine benefit obligation	8.86% - 9.10%	9.10%	9.05% - 9.29%	9.74% - 9.85%	9.84%	9.74% - 9.91%
Nominal average rate to determine expense/ income	8.86% - 9.10%	9.10%	N/A	9.74% - 9.85%	9.84%	N/A
Nominal average rate of salary increase	4.00% - 6.08%	6.08%	N/A	4.25% - 6.34%	4.25% - 6.34%	N/A
Nominal average rate of benefit increase	4.00%	6.08%	N/A	4.85%	4.85%	N/A
Immediate health care cost trend rate	N/A	N/A	7.12%	N/A	N/A	7.38%
Ultimate health care cost trend rate	N/A	N/A	7.12%	N/A	N/A	7.38%
Nominal average rate of price inflation	4.00%	4.00%	4.00	4.25%	4.25%	4.25%

	Foreign
	December 31, 2018		December 31, 2017
	Underfunded		Underfunded
	pension plans	Other benefits	pension plans	Other benefits
Discount rate to determine benefit obligation	3.56%	3.66%	3.26%	3.44%
Nominal average rate to determine expense/ income	3.26%	N/A	3.84%	N/A
Nominal average rate of salary increase	3.20%	N/A	3.27%	N/A
Nominal average rate of benefit increase	N/A	3.00%	N/A	3.00%
Immediate health care cost trend rate	N/A	5.90%	N/A	5.99%
Ultimate health care cost trend rate	N/A	4.56%	N/A	4.56%
Nominal average rate of price inflation	2.10%	2.10%	2.10%	2.10%

For the sensitivity analysis, the Company considers the effect of 1% in nominal discount rate to determine the actuarial liability. The effects of this variation on the actuarial liability, the assumption adopted the average duration of the plan are as follows:

	December 31, 2018
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability balance	3,310	3,459	1,114
Assumptions made	9.98%	5.03%	5.42%
Nominal discount rate - 1% reduction
Actuarial liability balance	3,891	4,471	1,488
Assumptions made	7.98%	3.03%	3.42%

Schedule of expected benefit payments

	December 31, 2018
	Overfunded pension plans	Underfunded pension plans	Other benefits
2019	259	222	61
2020	268	223	63
2021	276	223	65
2022	284	223	67
2023	291	224	69
2024 and thereafter	1,543	1,116	369

Overfunded pension plans
Employee benefits
Schedule of assets fair value

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities - Corporate	—	47	—	47	—	72	—	72
Debt securities - Government	2,447	—	—	2,447	2,757	—	—	2,757
Investments funds - Fixed Income	2,441	—	—	2,441	2,515	—	—	2,515
Investments funds - Equity	450	—	—	450	531	—	—	531
International investments	25	—	—	25	24	—	—	24
Structured investments - Private Equity funds	—	—	159	159	—	—	196	196
Structured investments - Real estate funds	—	—	15	15	—	—	15	15
Real estate	—	—	339	339	—	—	365	365
Loans to participants	—	—	160	160	—	—	224	224
Total	5,363	47	673	6,083	5,827	72	800	6,699
Funds not related to risk plans (i)				(1,346)				(1,871)
Fair value of plan assets at end of year				4,737				4,828

(i)    Financial investments not related to coverage of overfunded pension plans

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2016	140	10	370	260	780
Return on plan assets	37	(2)	4	29	68
Assets purchases	31	8	13	75	127
Assets sold during the year	(8)	—	(17)	(137)	(162)
Translation adjustment	(4)	(1)	(5)	(3)	(13)
Balance as at December 31, 2017	196	15	365	224	800
Return on plan assets	15	—	39	25	79
Assets purchases	2	2	7	233	—
Assets sold during the year	(26)	—	(16)	(292)	(334)
Translation adjustment	(28)	(2)	(56)	(30)	(116)
Balance as at December 31, 2018	159	15	339	160	673

Underfunded pension plans
Employee benefits
Schedule of assets fair value

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	3	18	—	21	4	28	—	32
Equity securities	1,186	2	—	1,188	1,364	3	—	1,367
Debt securities - Corporate	—	374	—	374	—	338	—	338
Debt securities - Government	116	680	—	796	141	801	—	942
Investments funds - Fixed Income	42	296	—	338	159	—	—	159
Investments funds - Equity	—	124	—	124	8	392	—	400
Structured investments - Private Equity funds	—	—	213	213	97	—	197	294
Real estate	—	—	51	51	—	—	44	44
Loans to participants	—	—	3	3	—	—	5	5
Others	—	—	165	165	—	—	195	195
Total	1,347	1,494	432	3,273	1,773	1,562	441	3,776

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Real estate	Loans to participants	Others	Total
Balance as at December 31, 2016	187	24	6	173	390
Return on plan assets	8	1	—	10	19
Assets purchases	13	17	—	—	30
Assets sold during the year	(18)	(1)	—	—	(19)
Translation adjustment	7	3	(1)	12	21
Balance as at December 31, 2017	197	44	5	195	441
Return on plan assets	32	3	—	(15)	20
Assets purchases	22	18	—	—	40
Assets sold during the year	(22)	(10)	(1)	—	(33)
Translation adjustment	(16)	(4)	(1)	(15)	(36)
Balance as at December 31, 2018	213	51	3	165	432